Weil, Gotshal & Manges LLP
200 Crescent Court, Suite 300
Dallas, TX 75201-6905
(214) 746-7700
FAX: (214) 746-7777
November 10, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Viasystems Group, Inc.
Dear Ladies and Gentlemen:
          On behalf of Viasystems Group, Inc., a Delaware corporation (the “Company”), please accept for filing, pursuant to the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-4 relating to the registration of its Common Stock, par value $0.01 per share, having a proposed maximum aggregate offering price of $51,946,973.
          Please be advised that funds in the amount of $2,899 representing the registration fee for the filing of the Registration Statement have been transferred by electronic wire transfer to the Securities and Exchange Commission.
          Please contact the undersigned at (214) 746-7799 with any questions or comments concerning the above or the registration statement generally.

Very truly yours,
/s/ Justin K. Ferguson
Justin K. Ferguson